Offerings - Offering: 1	Aug. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.10 par value per share
Amount Registered | shares	2,150,000
Proposed Maximum Offering Price per Unit	126.11
Maximum Aggregate Offering Price	$ 271,136,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 41,511.00
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.10 per share ("Common Stock"), of ICU Medical, Inc. (the "Company") that may become issuable under the Amended and Restated ICU Medical, Inc. 2011 Stock Incentive Plan (as amended, the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. To the extent that any shares covered by an award under the Plan are forfeited, canceled or expire, such shares of Common Stock will be available for issuance under the Plan. (2) Represents an aggregate of 2,150,000 shares of Common Stock that became issuable under the Plan pursuant to the Third Amendment (the "Third Amendment") to the Plan. (3) Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Common Stock as reported on The Nasdaq Stock Market LLC on August 1, 2025.